Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of information on reportable segments and a reconciliation to consolidated income from operations
Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Revenues	$260,264	$247,791
Cost of revenues (excluding depreciation and amortization)	131,818	129,477
Gross margin	128,446	118,314
Direct segment operating expenses	86,024	86,003
Segment operating income	$42,422	$32,311
Consumer Services
Revenues	$84,112	$72,225
Cost of revenues (excluding depreciation and amortization)	27,519	24,947
Gross margin	56,593	47,278
Direct segment operating expenses	16,399	12,482
Segment operating income	$40,194	$34,796
Consolidated
Revenues	$344,376	$320,016
Cost of revenues	159,337	154,424
Gross margin	185,039	165,592
Direct segment operating expenses	102,423	98,485
Segment operating income	82,616	67,107
Depreciation and amortization	45,254	43,400
Impairment of goodwill	—	256,700
Restructuring, acquisition and integration-related costs	3,521	11,401
Corporate operating expenses	7,646	9,584
Income (loss) from operations	$26,195	$(253,978)

Schedule of information on revenues by groups of similar services and by segment
Information on revenues by groups of similar services and by segment for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Retail services	$214,935	$201,081
Wholesale services	36,942	38,858
Other services	8,387	7,852
Total revenues	260,264	247,791
Consumer Services
Access services	71,767	60,740
Value-added services	12,345	11,485
Total revenues	84,112	72,225
Total Revenues	$344,376	$320,016